Pioneer Corporate High Yield Fund

Schedule of Investments | May 31, 2020

Ticker Symbols: Class A HYCAX Class C HYCCX Class Y HYCYX

Schedule of Investments | 5/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 96.5%
	CORPORATE BONDS - 93.4% of Net Assets
	Advertising - 2.3%
20,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	$19,400
126,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	121,275
25,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	25,688
233,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	181,740
182,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	182,910
30,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	30,863
	Total Advertising	$561,876
	Aerospace & Defense - 1.4%
110,000	Boeing Co., 4.508%, 5/1/23	$113,873
100,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	64,500
39,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	23,692
20,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	11,900
90,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	95,627
25,000	Spirit AeroSystems, Inc., 7.5%, 4/15/25 (144A)	24,860
	Total Aerospace & Defense	$334,452
	Airlines - 0.6%
41,000	American Airlines Group, Inc., 3.75%, 3/1/25 (144A)	$20,000
174,000	Delta Air Lines, Inc., 3.75%, 10/28/29	135,007
	Total Airlines	$155,007
	Apparel - 0.2%
45,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$46,913
	Total Apparel	$46,913
	Auto Manufacturers - 1.8%
45,000	General Motors Co., 5.4%, 10/2/23	$47,426
106,000	General Motors Co., 6.125%, 10/1/25	115,662
164,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	163,242
90,000	Navistar International Corp., 9.5%, 5/1/25 (144A)	96,750
	Total Auto Manufacturers	$423,080
	Auto Parts & Equipment - 2.0%
40,000	Adient US LLC, 9.0%, 4/15/25 (144A)	$42,650
204,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	189,604
85,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	84,150
86,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	74,356
85,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	89,309
	Total Auto Parts & Equipment	$480,069
	Banks - 3.1%
200,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$197,000
79,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	73,075
81,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	74,925
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	208,223
200,000(a)(b)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	205,940
	Total Banks	$759,163
	Building Materials - 3.0%
193,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$178,525
70,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)	72,100
203,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	203,508
124,000	Standard Industries, Inc., 4.75%, 1/15/28 (144A)	124,812
15,000	Standard Industries, Inc./NJ, 5.0%, 2/15/27 (144A)	15,444
29,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	28,420
94,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	95,410
	Total Building Materials	$718,219
	Chemicals - 3.2%
150,000	CF Industries, Inc., 5.375%, 3/15/44	$160,125
88,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	77,880
200,000	OCI NV, 5.25%, 11/1/24 (144A)	196,000
100,000	Olin Corp., 5.0%, 2/1/30	86,000
40,000	Olin Corp., 9.5%, 6/1/25 (144A)	43,650
110,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	113,300
100,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	94,619
	Total Chemicals	$771,574
	Coal - 0.6%
185,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$140,023
	Total Coal	$140,023
	Commercial Services - 5.2%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$36,750
95,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	100,937
151,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	142,129
30,000	Ashtead Capital, Inc., 4.0%, 5/1/28 (144A)	29,475
20,000	Ashtead Capital, Inc., 4.25%, 11/1/29 (144A)	19,800
144,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	135,360
168,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	174,362
109,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	105,860
25,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 4.625%, 6/15/25 (144A)	25,892
35,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 5.0%, 6/15/28 (144A)	36,312
Principal Amount USD ($)		Value
	Commercial Services - (continued)
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	$36,488
55,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	56,650
100,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	94,750
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	182,000
35,000	United Rentals North America, Inc., 3.875%, 11/15/27	35,088
44,000	United Rentals North America, Inc., 5.25%, 1/15/30	45,760
	Total Commercial Services	$1,257,613
	Computers - 0.8%
30,000	Dell International LLC/EMC Corp., 6.2%, 7/15/30 (144A)	$34,245
10,000	NCR Corp., 8.125%, 4/15/25 (144A)	10,763
150,000	Western Digital Corp., 4.75%, 2/15/26	157,875
	Total Computers	$202,883
	Cosmetics/Personal Care - 0.5%
120,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$124,350
	Total Cosmetics/Personal Care	$124,350
	Diversified Financial Services - 2.1%
65,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$58,155
200,000	Avation Capital S.A., 6.5%, 5/15/21 (144A)	168,000
85,000	Global Aircraft Leasing Co., Ltd., 6.5%, 9/15/24 (144A)	46,247
10,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	9,000
172,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	176,300
40,000	Springleaf Finance Corp., 8.875%, 6/1/25	41,600
	Total Diversified Financial Services	$499,302
	Electric - 2.9%
100,000	Calpine Corp., 5.125%, 3/15/28 (144A)	$101,500
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	30,975
170,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	180,962
135,131	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	136,482
110,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	111,111
124,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	131,776
	Total Electric	$692,806
	Electrical Components & Equipment - 1.3%
150,000	Energizer Holdings, Inc., 5.5%, 6/15/25 (144A)	$153,531
162,000	Energizer Holdings, Inc., 6.375%, 7/15/26 (144A)	170,910
	Total Electrical Components & Equipment	$324,441
	Energy Alternate Sources - 0.3%
75,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	$77,813
	Total Energy Alternate Sources	$77,813
	Engineering & Construction - 0.7%
175,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$177,000
	Total Engineering & Construction	$177,000
	Entertainment - 1.8%
60,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$61,262
5,000	Eldorado Resorts, Inc., 6.0%, 9/15/26	5,225
101,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	99,254
15,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	14,106
30,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	26,400
30,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	26,400
210,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	192,742
	Total Entertainment	$425,389
	Environmental Control - 1.6%
275,000	Covanta Holding Corp., 6.0%, 1/1/27	$270,875
142,000	Tervita Corp., 7.625%, 12/1/21 (144A)	109,695
	Total Environmental Control	$380,570
	Food - 3.7%
81,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25	$83,245
30,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)	33,487
200,000	FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	189,000
114,000	Ingles Markets, Inc., 5.75%, 6/15/23	114,715
96,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	103,903
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	67,437
105,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	114,187
60,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	62,400
135,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	126,225
	Total Food	$894,599
	Forest Products & Paper - 1.2%
100,000	Mercer International, Inc., 5.5%, 1/15/26	$90,500
115,000	Mercer International, Inc., 7.375%, 1/15/25	112,700
90,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	90,078
	Total Forest Products & Paper	$293,278
	Healthcare-Services - 4.7%
111,000	Centene Corp., 4.75%, 1/15/25	$114,607
98,000	Centene Corp., 5.25%, 4/1/25 (144A)	100,878
150,000	HCA, Inc., 5.375%, 2/1/25	164,654
40,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	42,200
25,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	25,250
Principal Amount USD ($)		Value
	Healthcare-Services - (continued)
54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	$58,455
75,000	Select Medical Corp., 6.25%, 8/15/26 (144A)	77,813
70,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	64,050
142,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	141,290
87,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	90,480
249,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	245,265
	Total Healthcare-Services	$1,124,942
	Holding Companies-Diversified - 0.3%
80,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$63,800
	Total Holding Companies-Diversified	$63,800
	Home Builders - 4.2%
190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$191,900
30,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	29,700
40,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	33,988
110,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	104,775
140,000	KB Home, 6.875%, 6/15/27	154,700
235,000	M/I Homes, Inc., 4.95%, 2/1/28	216,200
40,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28 (144A)	37,200
50,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	49,375
189,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	188,527
	Total Home Builders	$1,006,365
	Household Products & Wares - 0.9%
125,000	Spectrum Brands, Inc., 5.75%, 7/15/25	$128,648
55,000	Wesco Distribution, Inc., 7.125%, 6/15/25 (144A)	55,000
35,000	Wesco Distribution, Inc., 7.25%, 6/15/28 (144A)	34,735
	Total Household Products & Wares	$218,383
	Insurance - 0.3%
70,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$72,499
	Total Insurance	$72,499
	Internet - 1.4%
35,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$37,377
15,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)	16,053
70,000	Netflix, Inc., 3.625%, 6/15/25 (144A)	71,663
60,000	Netflix, Inc., 4.875%, 4/15/28	64,050
136,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	150,974
	Total Internet	$340,117
	Iron & Steel - 1.5%
80,000	Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (144A)	$72,800
121,000	Cleveland-Cliffs, Inc., 5.75%, 3/1/25	86,515
75,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	68,250
10,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	10,323
100,000	Commercial Metals Co., 5.375%, 7/15/27	99,595
30,000	Commercial Metals Co., 5.75%, 4/15/26	30,750
	Total Iron & Steel	$368,233
	Leisure Time - 0.8%
18,000	Carnival Corp., 3.95%, 10/15/20 (144A)	$17,637
46,000	Royal Caribbean Cruises Ltd., 11.5%, 6/1/25 (144A)	48,769
55,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	33,020
146,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	89,060
	Total Leisure Time	$188,486
	Lodging - 1.5%
65,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$69,437
15,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25 (144A)	15,340
23,000	Hyatt Hotels Corp., 4.375%, 9/15/28	22,646
60,000	Hyatt Hotels Corp., 5.375%, 4/23/25	62,782
30,000	Hyatt Hotels Corp., 5.75%, 4/23/30	31,621
30,000	Marriott International, Inc., 4.625%, 6/15/30	30,626
25,000	Marriott International, Inc., 5.75%, 5/1/25	27,096
105,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	92,531
	Total Lodging	$352,079
	Machinery-Diversified - 0.4%
111,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$108,225
	Total Machinery-Diversified	$108,225
	Media - 6.4%
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$126,445
113,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	118,652
194,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	205,155
252,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	231,303
200,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	208,940
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	211,500
213,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	128,439
214,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	216,140
105,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	96,075
	Total Media	$1,542,649
Principal Amount USD ($)		Value
	Metal Fabricate & Hardware - 0.3%
100,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$77,288
	Total Metal Fabricate & Hardware	$77,288
	Mining - 2.6%
16,000	Coeur Mining, Inc., 5.875%, 6/1/24	$15,643
200,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	184,940
95,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30	92,150
70,000	Hecla Mining Co., 7.25%, 2/15/28	71,093
74,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	69,983
143,000	Novelis Corp., 4.75%, 1/30/30 (144A)	136,208
57,000	Novelis Corp., 5.875%, 9/30/26 (144A)	58,379
	Total Mining	$628,396
	Oil & Gas - 4.8%
128,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$64,640
13,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	8,190
170,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	164,475
134,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	128,975
35,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	31,872
200,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	175,004
48,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	48,000
74,000	Parsley Energy LLC/Parsley Finance Corp., 4.125%, 2/15/28 (144A)	68,913
150,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	147,000
130,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	109,199
60,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	64,963
174,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	76,995
23,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	21,390
65,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	35,750
19,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	10,260
96,000	Whiting Petroleum Corp., 6.25%, 4/1/23	10,740
	Total Oil & Gas	$1,166,366
	Oil & Gas Services - 1.2%
30,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$28,462
100,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	94,000
70,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	53,900
213,000	FTS International, Inc., 6.25%, 5/1/22	53,250
55,000	SESI LLC, 7.75%, 9/15/24	18,700
34,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	32,385
	Total Oil & Gas Services	$280,697
	Packaging & Containers - 3.8%
200,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$206,190
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	145,000
223,000	Greif, Inc., 6.5%, 3/1/27 (144A)	223,557
180,000	Mauser Packaging Solutions Holding Co., 5.5%, 4/15/24 (144A)	178,650
160,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 (144A)	160,400
	Total Packaging & Containers	$913,797
	Pharmaceuticals - 3.5%
137,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$149,720
20,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	19,325
15,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	14,775
70,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	72,311
9,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	8,989
36,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	37,823
36,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	38,808
200,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	146,000
80,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	81,495
285,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	269,325
	Total Pharmaceuticals	$838,571
	Pipelines - 3.9%
129,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$116,100
101,000	DCP Midstream Operating LP, 3.875%, 3/15/23	95,445
20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	19,342
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	73,000
100,000(a)(b)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	82,500
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,645
60,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	48,300
167,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	158,232
29,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	25,221
75,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)	72,375
200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	190,500
62,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.0%, 3/1/27 (144A)	57,040
	Total Pipelines	$942,700
	REITs - 1.6%
100,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$100,500
100,000	Iron Mountain, Inc., 5.75%, 8/15/24	100,094
50,000	iStar, Inc., 4.25%, 8/1/25	43,812
85,000	iStar, Inc., 4.75%, 10/1/24	76,500
Principal Amount USD ($)		Value
	REITs - (continued)
60,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$60,975
	Total REITs	$381,881
	Retail - 3.1%
80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$72,000
32,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)	30,320
35,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)	33,600
250,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	236,175
93,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	61,380
35,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	36,312
140,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	112,700
126,000	QVC, Inc., 4.75%, 2/15/27	120,015
56,000	Staples, Inc., 7.5%, 4/15/26 (144A)	48,919
	Total Retail	$751,421
	Software - 0.1%†
13,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$13,552
	Total Software	$13,552
	Telecommunications - 5.3%
200,000	Altice France Holding S.A., 6.0%, 2/15/28 (144A)	$194,500
25,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	24,930
100,000	CenturyLink, Inc., 6.45%, 6/15/21	102,750
140,000	CenturyLink, Inc., 6.875%, 1/15/28	146,300
138,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	134,166
35,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	36,487
75,000(c)	Frontier Communications Corp., 11.0%, 9/15/25	26,250
40,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	40,992
150,000	Level 3 Financing, Inc., 5.375%, 5/1/25	154,096
66,000	Sprint Corp., 7.125%, 6/15/24	74,831
125,000	Sprint Corp., 7.625%, 3/1/26	149,375
100,000	T-Mobile USA, Inc., 4.75%, 2/1/28	106,251
155,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	92,333
	Total Telecommunications	$1,283,261
	Transportation - 0.5%
125,000	XPO Logistics, Inc., 6.25%, 5/1/25 (144A)	$130,450
	Total Transportation	$130,450
	TOTAL CORPORATE BONDS
	(Cost $23,764,448)	$22,534,578
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 3.1% of Net Assets(d)
740,000(d)	U.S. Treasury Floating Rate Notes, 0.43% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	$742,440
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $741,190)	$742,440
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.5%
	(Cost $24,505,638)	$23,277,018
	OTHER ASSETS AND LIABILITIES - 3.5%	$842,278
	NET ASSETS - 100.0%	$24,119,296

bps	Basis Points.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2020, the value of these securities amounted to $15,525,403, or 64.4% of net assets.

†	Amount rounds to less than 0.1%.
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2020.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security is in default.
(d)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2020.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized (Depreciation)	Market Value
300,800	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	$(1,420)	$(854)	$(2,274)
247,000	Markit CDX North America High Yield Index Series 33	Receive	5.00%	12/20/24	5,644	(8,359)	(2,715)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$4,224	$(9,213)	$(4,989)
TOTAL SWAP CONTRACTS					$4,224	$(9,213)	$(4,989)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$22,534,578	$–	$22,534,578
U.S. Government and Agency Obligation	–	742,440	–	742,440
Total Investments in Securities	$–	$23,277,018	$–	$23,277,018
Other Financial Instruments
Swap contracts, at value	$–	$(4,989)	$–	$(4,989)
Total Other Financial Instruments	$–	$(4,989)	$–	$(4,989)

For the nine months ended May 31, 2020, there were no transfers between Levels 1, 2 and 3.